Revenues - Schedule of disaggregated revenue (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Product sales	€ 91,020	€ 68,279
Other revenues from contracts with customers	6,152	1,847
Other non-IFRS 15 revenue	389	687
REVENUES	€ 97,562	€ 70,813